NOTES PAYABLE SHAREHOLDER LOANS	12 Months Ended
Nov. 30, 2012
Payables and Accruals [Abstract]
NOTES PAYABLE SHAREHOLDER LOANS

NOTE 3-   NOTES PAYABLE SHAREHOLDER LOANS

As of November 30, 2012 the balance of $4,495 and as of November 30, 2011 the balance of $4,165 represented loans from Arthur Viola, shareholder, all of which was used for the company’s working capital requirements. These remaining loans are currently unsecured, non-interest bearing, and have no specific repayment terms.